Business Acquisition - Schedule of Estimated Consideration Transferred in Acquisition (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Business Combinations [Abstract]
Upfront consideration	$ 1,177,779
Liabilities assumed	878,565
Total	$ 2,056,343